Intangible Assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-lived Intangible Assets [Roll Forward]
Amortization expense	$ (5,178,821)	$ (6,650,218)	$ (5,289,405)